Commitments, Contingent Liabilities and Other Tax Matters (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Commitments and Contingent Liabilities and Other Matters, details
Approximate cash maintained to satisfy regulatory reserve requirements	$ 125,764,000		$ 115,721,000
ASU 2016-02
Commitments and Contingent Liabilities and Other Matters, details
Right of use asset		$ 6,400,000
Lease liability		$ 6,400,000